Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and Cash Equivalents [Abstract]
Cash	$ 12	$ 10
Banks	344,809	22,681
Time deposits		50,000
Money market funds	26,192	3,277
Cash and cash equivalents	$ 371,013	$ 75,968	$ 102,116	$ 21,036